Convertible Note Payable (Details Narrative) - USD ($)	May 02, 2022	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Debt Disclosure [Abstract]
Convertible note payable	$ 730,000	$ 730,000
Accruing interest, percentage	20.00%
Maturity date	Apr. 30, 2023
Conversion rate	$ 0.0001			$ 2.00
Common Stock per share	$ 4.00	$ 0.0001	$ 0.0001	$ 0.0001